FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5407


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2005



Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).


TAX FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                               September 30, 2005
                                   (unaudited)
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
                                                                                Rating
Face                                                                            Moody's/
Amount                  General Obligation Bonds (36.5%)                            S&P               Value           (a)
----------------      -------------------------------------------------     ------------------     ------------------

                      City & County (3.1%)
                      -------------------------------------------------

                      Denver, Colorado City & County Art Museum
 $    2,000,000       5.000%, 08/01/15                                          Aa1/AA+                $   2,139,220

                      Denver, Colorado City & County Excise Tax
                       Revenue
      1,000,000       5.000%, 09/01/11 FSA Insured                              Aaa/AAA                    1,074,790
      2,260,000       5.000%, 09/01/12 FSA Insured                              Aaa/AAA                    2,444,077

                      Pueblo County, Colorado
                      Pueblo Library District Refunding
      2,135,000       4.250%, 11/01/19                                          Aaa/NR                     2,159,403

                                                                                                   ------------------
                      Total City & County                                                                 7,817,490
                                                                                                   ------------------

                      Metropolitan District (5.4%)
                      ----------------------------------------------

                      Arapahoe, Colorado Park & Recreation District
      1,070,000       5.000%,  12/01/17 FGIC Insured                            Aaa/NR                     1,138,694

                      Castle Pines, Colorado Metropolitan District
      1,060,000       5.500%, 12/01/07 FSA Insured                              Aaa/AAA                    1,114,643

                      Foothills, Colorado Park & Recreational District
      1,310,000       5.000%, 12/01/12 FSA Insured                              Aaa/NR                     1,410,385
      1,325,000       5.000%, 12/01/13 FSA Insured                              Aaa/NR                     1,422,759
      1,850,000       5.000%, 12/01/17 MBIA Insured                             Aaa/NR                     1,968,770

                      Highlands Ranch, Colorado Metropolitan District
                       #1, Refunding
      1,000,000       5.750%, 09/01/08 AMBAC Insured                            Aaa/AAA                    1,069,320
      1,730,000       5.750%, 09/01/09 AMBAC Insured                            Aaa/AAA                    1,882,742

                      Interstate South, Colorado Metropolitan District
      2,165,000       5.750%, 12/01/09 LOC: US Bank                              NR/AA                     2,171,993

                      South Suburban, Colorado Park & Recreational
                       District
      1,365,000       5.125%, 12/15/09 FGIC Insured                             Aaa/AAA                    1,442,000

                                                                                                   ------------------
                      Total Metropolitan District                                                      13,621,306
                                                                                                   ------------------

                      School Districts (28.0%)
                      ---------------------------------------------
                      Adams County, Colorado School District #12
      1,255,000       5.625%, 12/15/08 FGIC Insured                             Aaa/AAA                    1,336,989

                      Adams County, Colorado School District #12
                       (Adams 12 Five Star Schools)
      1,170,000       5.000%, 12/15/12 MBIA Insured Pre-Refunded                Aaa/AAA                    1,263,530
        830,000       5.000%, 12/15/12 MBIA Insured Pre-Refunded                Aaa/AAA                      901,646

                      Adams County, Colorado School District #14
      1,275,000       5.750%, 12/01/08 FSA Insured                              Aaa/AAA                    1,360,387

                      Adams County, Colorado School District #14
                       Refunding
      1,200,000       4.500%, 12/01/16 MBIA Insured                             Aaa/NR                     1,270,140

                      Adams & Weld Counties, Colorado School District
                       #027J (Brighton)
      1,765,000       4.300%, 12/01/19 FGIC Insured                             Aaa/AAA                    1,797,035

                      Adams 12 Five Star Schools Colorado Refunding
                       Series B
      2,000,000       4.250%, 12/15/19 FSA Insured                              Aaa/AAA                    2,031,360

                      Arapahoe County, Colorado Cherry Creek School
                       District #5
      1,000,000       5.500%, 12/15/08                                          Aa2/AA                     1,070,840
      2,760,000       5.500%, 12/15/11                                          Aa2/AA                     3,002,659
      2,750,000       5.500%, 12/15/12                                          Aa2/AA                     2,991,780

                      Boulder Valley, Colorado School District
      1,215,000       5.500%, 12/01/08 FGIC Insured                             Aaa/AAA                    1,286,138

                      Clear Creek, Colorado School District
      1,000,000       5.000%, 12/01/16 FSA Insured                              Aaa/AAA                    1,069,350

                      Denver, Colorado City & County School District
                       #1 Refunding Series A
      1,000,000       5.600%, 06/01/08                                          Aa3/AA-                    1,060,330

                      Denver, Colorado City & County School District
                       #1 Refunding Series C
      3,000,000       4.250%, 12/01/18 FGIC Insured                             Aaa/AAA                    3,054,600

                      Douglas & Elbert Counties, Colorado School
                       District # Re-1, Series 1992
      2,000,000       5.250%, 12/15/11 FGIC Insured                             Aaa/AAA                    2,160,460

                      El Paso County, Colorado School District #11
      1,330,000       6.250%, 12/01/08                                          Aa3/AA-                    1,448,264

                      El Paso County, Colorado School District #20
      1,000,000       6.150%, 12/15/08 MBIA Insured                             Aaa/AAA                    1,089,480
      1,500,000       5.000%, 12/15/14 FGIC Insured                             Aaa/NR                     1,619,160

                      El Paso County, Colorado School District #38
      1,110,000       5.700%, 12/01/12                                          Aa3/NR                     1,234,742

                      El Paso County, Colorado School District #49
      1,500,000       5.500%, 12/01/13 FSA Insured                              Aaa/AAA                    1,673,685
      1,000,000       5.250%, 12/01/14 FGIC Insured                             Aaa/AAA                    1,088,600
      1,795,000       5.000%, 12/01/15 FSA Insured                              Aaa/AAA                    1,942,136

                      Fremont County, Colorado School District #001
                       Canon City
      1,680,000       5.000%,  12/01/17 MBIA Insured                            Aaa/NR                     1,800,674

                      Garfield County, Colorado School District
      1,250,000       5.000%, 12/01/17 FSA Insured                              Aaa/NR                     1,330,250

                      Jefferson County, Colorado School District # R-1
      3,000,000       5.500%, 12/15/09 FGIC Insured                             Aaa/AAA                    3,246,330
      2,340,000       5.250%, 12/15/11 FGIC Insured                             Aaa/AAA                    2,514,470
      1,000,000       5.500%, 12/15/13 FGIC Insured                             Aaa/AAA                    1,082,110

                      La Plata County, Colorado School District #9
      1,500,000       5.000%, 11/01/18 MBIA Insured                             Aaa/NR                     1,635,915
      2,245,000       4.250%, 11/01/18 MBIA Insured                             Aaa/NR                     2,289,226

                      Larimer County, Colorado School District #R1
                       Poudre Refunding Series A
      2,100,000       5.250%, 12/15/11                                          Aa3/AA-                    2,217,852

                      Mesa County, Colorado School District #51
      1,065,000       6.000%, 12/01/06 MBIA Insured                             Aaa/AAA                    1,101,583
      1,000,000       5.200%, 12/01/09 MBIA Insured                             Aaa/AAA                    1,036,280

                      Mesa County, Colorado School District # 051
                       (Grand Junction) Series A
      1,500,000       4.350%, 12/01/19 MBIA Insured                             Aaa/NR                     1,532,910

                      Pueblo County, Colorado School District #70
      1,040,000       5.500%, 12/01/09 AMBAC Insured                            Aaa/AAA                    1,089,837
      1,000,000       5.000%, 12/01/15 FGIC Insured                             Aaa/AAA                    1,066,960
      3,440,000       5.000%, 12/01/16 FGIC Insured                             Aaa/AAA                    3,658,681

                      Teller County, Colorado School District #2
                       Woodland Park
      1,265,000       5.000%, 12/01/17 MBIA Insured                             Aaa/AAA                    1,365,150

                      Weld & Adams Counties, Colorado School District
                        #3J
      1,000,000       5.500%, 12/15/10 AMBAC Insured Pre-Refunded               Aaa/AAA                    1,089,970

                      Weld County, Colorado School District #2
      1,315,000       5.000%, 12/01/15 FSA Insured                              Aaa/AAA                    1,411,284

                      Weld County, Colorado School District #3J
      1,440,000       4.350%, 12/15/19 FSA Insured                              Aaa/NR                     1,471,709

                      Weld County, Colorado School District #6
      1,195,000       5.000%, 12/01/15 FSA Insured                              Aaa/AAA                    1,278,411

                      Weld County, Colorado School District #8
      1,115,000       5.000%, 12/01/15 FSA Insured                              Aaa/AAA                    1,196,640
      1,385,000       5.250%, 12/01/17 FSA Insured                              Aaa/AAA                    1,504,290

                                                                                                   ------------------
                      Total School Districts                                                           70,673,843
                                                                                                   ------------------

                      Total General Obligation Bonds                                                   92,112,639
                                                                                                   ------------------

                      Revenue Bonds (62.4%)
                      ----------------------------------------------

                      Electric (2.6%)
                      ----------------------------------------------

                      Colorado Springs, Colorado Utilities Revenue
      1,660,000       5.000%, 11/15/17                                          Aa2/AA                     1,771,320

                      Colorado Springs, Colorado Utilities Revenue
                       Subordinated Lien Improvement
                        Series A
      1,000,000       5.000%,  11/15/17                                         Aa2/AA                     1,075,100

                      Moffat County, Colorado Pollution Control
      2,125,000       5.625%, 11/01/06 AMBAC Insured                            Aaa/AAA                    2,184,288

                      Platte River, Colorado Power Authority
      1,500,000       6.000%, 06/01/07 MBIA Insured                             Aaa/AAA                    1,571,340

                                                                                                   ------------------
                      Total Electric                                                                      6,602,048
                                                                                                   ------------------

                      Higher Education (10.2%)
                      ----------------------------------------------

                      Boulder County, Colorado Development Revenue
                       UCAR
      1,760,000       5.000%, 09/01/16 MBIA Insured                             Aaa/AAA                    1,878,342
      1,130,000       5.000%, 09/01/17 AMBAC Insured                            Aaa/AAA                    1,209,066

                      Colorado Educational & Cultural Facility
                       Authority Johnson & Wales
        860,000       5.000%, 04/01/18 XLCA Insured                             Aaa/AAA                      908,908

                      Colorado Educational & Cultural Facility
                       Authority University of Colorado
                      Foundation Project
      2,110,000       5.000%, 07/01/17 AMBAC Insured                            Aaa/AAA                    2,238,562
      1,865,000       5.375%, 07/01/18 AMBAC Insured                            Aaa/AAA                    2,031,134

                      Colorado Mountain Jr. College District Student
                       Housing Facilities Enterprise
                         Revenue
      1,000,000       4.500%, 06/01/18  MBIA Insured                            Aaa/AAA                    1,035,490

                      Colorado Post Secondary Educational Facility
      1,170,000       5.500%, 03/01/08 MBIA Insured                             Aaa/AAA                    1,233,742

                      Colorado State Board Governors University
                       Enterprise System Revenue
                      Research Building Revolving Fund Series A
      1,485,000       4.250%, 12/01/18 XLCA Insured                             Aaa/NR                     1,495,915

                      Colorado State Colleges Board Trustees
                        Auxiliary System Revenue Refunding
                        Series B

      1,035,000       5.000%,  05/15/15 MBIA Insured                            Aaa/AAA                    1,114,964

                      Colorado State University System
      1,530,000       5.000%, 03/01/17  AMBAC Insured                           Aaa/NR                     1,631,210

                      University of Colorado Enterprise System
      1,000,000       5.000%, 06/01/11                                          Aa3/AA-                    1,078,440
      2,325,000       5.000%, 06/01/15 AMBAC Insured                            Aaa/AAA                    2,491,842
      1,735,000       5.000%, 06/01/16                                          Aa3/AA-                    1,860,180
      1,000,000       5.250%, 06/01/17 FGIC Insured                             Aaa/AAA                    1,094,790
      1,000,000       4.375%, 06/01/19 FGIC Insured                             Aaa/AAA                    1,022,750

                      University of Northern Colorado Auxiliary
                        Facilities
      1,745,000       5.750%, 06/01/08 MBIA Insured                             Aaa/AAA                    1,818,726
      1,390,000       5.000%, 06/01/15 AMBAC Insured                            Aaa/AAA                    1,476,277

                                                                                                      ---------------
                      Total Higher Education                                                              25,620,338
                                                                                                      ---------------

                      Hospital (3.1%)
                      ----------------------------------------------


                      Colorado Health Facility Authority Hospital
                        Revenue, Catholic Health
      1,000,000       5.375%, 12/01/09                                          Aa2/AA                     1,058,840

                      Colorado Health Facility Authority Hospital
                        Revenue, Sisters of
                      Charity-Leavenworth
      1,000,000       5.500%, 12/01/08 MBIA Insured                             Aaa/AAA                    1,064,880
      1,500,000       5.250%, 12/01/10 MBIA Insured                             Aaa/AAA                    1,584,720

                      Colorado Health Facility Authority Sisters of
                       Charity - Health Care
      1,000,000       6.250%, 05/15/09 AMBAC Insured, ETM                       Aaa/AAA                    1,098,890


                      Colorado Springs, Colorado Hospital Revenue
      1,460,000       5.500%, 12/15/06 MBIA Insured                             Aaa/AAA                    1,497,128

                      University  Colorado Hospital Authority
                       Hospital Revenue
      1,475,000       5.500%, 11/15/07 AMBAC Insured                            Aaa/NR                     1,546,434

                                                                                                   ------------------
                      Total Hospital                                                                      7,850,892
                                                                                                   ------------------

                      Housing (1.3%)
                      ---------------------------------------------


                      Colorado Housing & Finance Authority
        350,000       5.000%, 08/01/13 Series 2001                               A1/A+                       355,439
        710,000       6.050%, 10/01/16 Series 1999A3                            Aa2/AA+                      742,227
         20,000       6.125%, 11/01/23 Series 1998D3                            Aa2/NR                        20,909

                      Colorado Housing & Finance Authority Multi-
                       Family/Project Bonds
      1,575,000       4.250%, 10/01/17 Class II 2004 Series A-3                 Aa2/AA                     1,590,593

                      Colorado Housing & Finance Authority, Single
                       Family Mortgage
         80,000       5.625%, 06/01/10 Series 1995D                             Aa2/NR                        80,657
         55,000       5.750%, 11/01/10 Series 1996A                             Aa2/NR                        55,079

                      Colorado Housing & Finance Authority, Single
                       Family Mortgage  2000C3
         70,000       5.700%, 10/01/22                                          Aa2/AA                        71,340

                      Colorado Housing Finance Authority, Single
                       Family Mortgage Subordinated 2000D
        175,000       5.400%, 10/01/12                                           A1/A+                       177,868

                      Denver, Colorado Single Family Mortgage Revenue
        130,000       5.000%, 11/01/15 GNMA Insured                             NR/AAA                       132,816

                                                                                                   ------------------
                      Total Housing                                                                       3,226,928
                                                                                                   ------------------

                      Lease (8.4%)
                      ---------------------------------------------

                      Aurora, Colorado COP
      2,105,000       5.250%, 12/01/13 AMBAC Insured                            Aaa/AAA                    2,272,137

                      Broomfield, Colorado COP
      2,500,000       5.100%, 12/01/12 AMBAC Insured                            Aaa/NR                     2,691,975

                      Denver, Colorado City and County COP Roslyn Fire
      1,835,000       5.000%, 12/01/15                                          Aa2/AA                     1,959,945

                      El Paso County, Colorado COP
      1,100,000       5.250%, 12/01/09 MBIA Insured                             Aaa/AAA                    1,181,730

                      El Paso County, Colorado COP Judicial Building
      1,760,000       5.000%, 12/01/16 AMBAC Insured                            Aaa/AAA                    1,882,056

                      El Paso County, Colorado COP Pikes Peak
                        Regional Development Authority
      1,925,000       5.000%, 12/01/18 AMBAC Insured                            Aaa/AAA                    2,056,362

                      Fort Collins, Colorado Lease COP Series A
      3,020,000       4.750%, 06/01/18 AMBAC Insured                            Aaa/NR                     3,181,932

                      Fremont County, Colorado COP Refunding
                        and Improvement Series A
      2,075,000       5.000%, 12/15/18 MBIA Insured                             Aaa/AAA                    2,217,158

                      Lakewood, Colorado COP
      1,440,000       5.200%, 12/01/13 AMBAC Insured                            Aaa/AAA                    1,543,954

                      Northern Colorado Water Conservancy District
      1,000,000       5.000%, 10/01/15 MBIA Insured                             Aaa/AAA                    1,071,780

                      Westminster, Colorado COP
      1,055,000       5.350%, 09/01/11 MBIA Insured                             Aaa/AAA                    1,143,293

                                                                                                   ------------------
                      Total Lease                                                                         21,202,322
                                                                                                   ------------------

                      Sales Tax (13.4%)
                      --------------------------------------------

                      City of Boulder, Colorado
      1,045,000       5.250%, 08/15/10 AMBAC Insured                            Aaa/AAA                    1,119,832

                      Boulder, Colorado Open Space Acquisition
      1,250,000       5.500%, 08/15/12                                          Aa1/AA+                    1,358,475

                      Boulder County, Colorado Open Space Capital
                       Improvement
      3,065,000       5.000%, 07/15/16 MBIA Insured                             Aaa/AAA                    3,267,688
      1,630,000       5.000%, 07/15/17  MBIA Insured                            Aaa/AAA                    1,729,805

                      Boulder County, Colorado Sales & Use Tax Open
                        Space Series A
      1,000,000       5.450%, 12/15/12 FGIC Insured                             Aaa/AAA                    1,088,960

                      City & County of Denver, Colorado Excise Tax
                        Revenue
      2,000,000       5.375%, 09/01/10 FSA Insured                              Aaa/AAA                    2,153,880

                      Colorado Springs, Colorado Sales & Use Tax
                       Revenue Service Sales
      1,320,000       5.000%, 12/01/12                                           A1/AA                     1,400,098

                      Douglas County, Colorado Sales & Use Tax Open
                       Space Revenue
      1,780,000       5.500%, 10/15/12 FSA Insured                              Aaa/AAA                    1,950,542

                      Golden, Colorado Sales & Use Tax
      1,265,000       5.000%, 12/01/12 AMBAC Insured                            Aaa/AAA                    1,365,567

                       Grand County Colorado School District #002
                        (East Grand) Refunding & Improvement Series B
      1,040,000       4.250%, 12/01/18 FSA Insured                              Aaa/AAA                    1,058,928

                      Greeley, Colorado Sales & Use Tax Revenue
      1,445,000       4.250%, 10/01/18 MBIA Insured                             Aaa/AAA                    1,478,798
      1,435,000       4.000%, 10/01/19 MBIA Insured                             Aaa/AAA                    1,425,873


                      Jefferson County, Colorado Open Space Sales Tax
      1,245,000       5.000%, 11/01/11 FGIC Insured                             Aaa/AAA                    1,324,518
      1,600,000       5.000%, 11/01/13 AMBAC Insured                            Aaa/AAA                    1,716,656
      1,080,000       5.000%, 11/01/14 AMBAC Insured                            Aaa/AAA                    1,153,883
      1,695,000       4.000%, 11/01/18 AMBAC Insured                            Aaa/AAA                    1,693,254

                      Lakewood, Colorado Sales & Use Tax Revenue
      1,040,000       5.250%, 12/01/09                                           NR/AA                     1,112,259

                      Larimer County, Colorado Sales Tax Revenue Bond
      1,000,000       5.500%, 12/15/12 AMBAC Insured                            Aaa/AAA                    1,096,180

                      Longmont, Colorado Sales & Use Tax
      1,875,000       5.500%, 11/15/14                                           NR/AA                     2,048,119

                      Thornton, Colorado Sales Tax
      1,000,000       5.000%, 09/01/14 FSA Insured                              Aaa/AAA                    1,066,720

                      Westminster, Colorado Sales Tax Revenue
      1,175,000       5.500%, 12/01/07 FGIC Insured                             Aaa/AAA                    1,235,571
      1,710,000       5.000%, 12/01/17 AMBAC Insured                            Aaa/AAA                    1,819,782

                                                                                                   ------------------
                      Total Sales Tax                                                                     33,665,388
                                                                                                   ------------------

                      Transportation (3.9%)
                      ---------------------------------------------

                      Colorado Department of Transportation-
                       Transportation Revenue Anticipation Note
      1,000,000       6.000%, 06/15/13 AMBAC Insured Pre-Refunded               Aaa/AAA                    1,121,690

                      Northwest Parkway, Colorado Public Highway
                       Authority Series A
      2,515,000       5.150%, 06/15/14 AMBAC Insured                            Aaa/AAA                    2,746,833

                      Regional Transportation District Colorado COP
      1,190,000       5.000%, 06/01/15 AMBAC Insured                            Aaa/AAA                    1,273,502
      1,510,000       4.850%, 06/01/18 AMBAC Insured                            Aaa/AAA                    1,583,371

                      Regional Transportation District Colorado Sales
                       Tax Revenue
      2,000,000       5.000%, 11/01/13 FGIC Insured                             Aaa/AAA                    2,140,580
      1,000,000       5.000%, 11/01/16 FGIC Insured                             Aaa/AAA                    1,086,760

                                                                                                   ------------------
                      Total Transportation                                                                9,952,736
                                                                                                   ------------------

                      Water & Sewer (16.8%)
                      ---------------------------------------------

                      Boulder, Colorado Water & Sewer Revenue
      1,000,000       5.400%, 12/01/14                                          Aa2/AA+                    1,087,880

                      Broomfield, Colorado Sewer and Waste Water Revenue
      1,985,000       5.000%, 12/01/15 AMBAC Insured                            Aaa/NR                     2,133,696
      1,000,000       5.000%, 12/01/16 AMBAC Insured                            Aaa/NR                     1,071,490

                      Broomfield, Colorado Water Activity Enterprise
      1,500,000       5.300%, 12/01/12 MBIA Insured                             Aaa/NR                     1,641,795
      1,730,000       5.250%, 12/01/13 MBIA Insured                             Aaa/NR                     1,881,790
      2,190,000       5.000%, 12/01/16 MBIA Insured                             Aaa/NR                     2,341,877
      2,290,000       5.000%, 12/01/17 MBIA Insured                             Aaa/NR                     2,437,018

                      Centennial, Colorado Water & Sewer District
      1,750,000       5.800%, 12/01/07 FSA Insured                              Aaa/AAA                    1,775,830

                      Colorado Clean Water Revenue
        830,000       5.375%, 09/01/10                                          Aaa/AAA                      883,244
        170,000       5.375%, 09/01/10                                          Aaa/AAA                      179,933

                      Colorado Metro Wastewater Reclamation District
      1,270,000       5.250%, 04/01/09                                          Aa2/AA                     1,330,871

                      Colorado Water Resource & Power Development
                       Authority
        215,000       6.000%, 09/01/06                                          Aaa/AAA                      215,838
      1,000,000       5.550%, 11/01/13 FGIC Insured                             Aaa/AAA                    1,095,950
      2,675,000       5.000%, 09/01/16 MBIA Insured                             Aaa/AAA                    2,898,684
      1,855,000       5.000%, 09/01/17 MBIA Insured                             Aaa/AAA                    1,998,521
      2,095,000       4.000%, 09/01/19                                          Aaa/AAA                    2,072,898

                      Colorado Water Resource Power Development
                        Authority Clean Water Revenue Series A
      1,375,000       5.000%, 09/01/12                                          Aaa/AAA                    1,493,305
        260,000       5.000%, 09/01/12                                          Aaa/AAA                      280,348

                      Colorado Water Resource Power Development
                        Authority Clean Water Revenue Series B
        820,000       5.500%, 09/01/09                                          Aaa/AAA                      875,432
        180,000       5.500%, 09/01/09                                          Aaa/AAA                      191,497

                      Denver, Colorado City and County Wastewater Revenus
      1,560,000       5.000%, 11/01/15 FGIC Insured                             Aaa/AAA                    1,673,100

                      Lafayette, Colorado Water Revenue
      1,625,000       5.000%, 12/01/17 MBIA Insured                             Aaa/AAA                    1,741,724

                      Left Hand, Colorado Water District, Series 1996
      1,530,000       5.750%, 11/15/08 MBIA Insured                             Aaa/AAA                    1,577,461

                      Northglenn, Colorado Water & Sewer
      1,010,000       5.750%, 12/01/06 FSA Insured                              Aaa/AAA                    1,041,855

                      Pueblo, Colorado Board Water Works
      1,000,000       5.500%, 11/01/10 FSA Insured                              Aaa/AAA                    1,099,990

                      Thornton, Colorado, Refunding
      2,000,000       5.600%, 12/01/06 FSA Insured                              Aaa/AAA                    2,059,700

                      Thornton, Colorado Water Enterprise Revenue
      1,445,000       4.500%, 12/01/18 MBIA Insured                             Aaa/AAA                    1,498,740

                      Ute, Colorado  Water Conservancy District
      1,570,000       5.500%, 06/15/12 MBIA Insured                             Aaa/AAA                    1,711,143

                      Widefield, Colorado Water & Sanitation District
                       Water & Sewer Refunding &
                       Improvement
      1,870,000       4.500%, 12/01/19 MBIA Insured                             Aaa/AAA                    1,932,308

                                                                                                   ------------------
                      Total Water & Sewer                                                              42,223,918
                                                                                                   ------------------

                      Miscellaneous Revenue (2.7%)
                      ----------------------------------------------

                      Denver, Colorado City & County Helen  Bonfils
                       Project
      2,275,000       5.875%, 12/01/09                                          NR/AA-                     2,398,237

                      South Suburban, Colorado  Park & Recreational
                       District
      1,000,000       6.000%, 11/01/07                                          Baa2/NR                    1,034,330

                      Thornton, Colorado Development Authority
      1,230,000       5.750%, 12/01/06 MBIA Insured                             Aaa/AAA                    1,268,794

                      Thornton, Colorado Development Authority Tax
                        Increment North Washington Street
                      Urban Renewal Project
      1,040,000       4.500%, 12/01/18  MBIA Insured                            Aaa/AAA                    1,078,678

                      Westminster, Colorado Golf Course Activity
      1,000,000       5.400%, 12/01/13 Radian Group, Inc. Insured                NR/AA                     1,055,070

                                                                                                   ------------------
                      Total Miscellaneous Revenue                                                          6,835,109
                                                                                                   ------------------

                      Total Revenue Bonds                                                                157,179,679
                                                                                                   ------------------


                      Total Investments (cost $239,378,877*)                     98.9%                   249,292,318
                      Other assets less liabilities                               1.1                      2,764,738
                                                                            ------------------     ------------------
                      Net Assets                                                100.0%                   252,057,056
                                                                            ==================     ==================

                      Portfolio Distribution By Quality Rating (unaudited)

                      Aaa of Moody's or AAA of S&P.                                                 83.1  %
                      Aa of Moody's or AA of S&P.                                                   16.3
                       A of Moody's or S&P.                                                          0.2
                      Baa of Moody's or BBB of S&P.                                                  0.4
                                                                                               -----------
                                                                                                   100.0   %
                                                                                               =========



                      * See note b.

                                                 PORTFOLIO ABBREVIATIONS:
                                                 ------------------------

                      AMBAC - American Municipal Bond Assurance Corp.
                      COP      -Certificates of Participation
                      ETM       -Escrowed to Maturity
                      FGIC     - Financial Guaranty Insurance Co.
                      FNMA    - Federal National Mortgage Association
                      FSA       - Financial Security Assurance
                      GNMA    - Government National Mortgage Association
                      LOC      -Letter of Credit
                      MBIA     - Municipal Bond Investors Assurance
                      NR       - Not Rated
                      UCAR- University Corporation for Atmospheric Research
                      XLCA     - XL Capital Assurance

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE FUND OF COLORADO


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $239,378,877 amounted to $9,913,441, which consisted of aggregate gross unrealized appreciation of $10,074,218 and aggregate gross unrealized depreciation of $160,777.













Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 28, 2005